Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Loss and Comprehensive Loss (Parentheticals)	6 Months Ended
Jun. 30, 2023 $ / shares
As originally filed [Member]
Condensed Statement of Income Captions [Line Items]
Diluted loss per share	$ (0.13)
Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
Diluted loss per share	0.05
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Diluted loss per share	$ (0.08)